Commitments, Contingencies and Long-Term Obligations	12 Months Ended
Dec. 31, 2024
Parent [member]
Disclosure of commitments, contingencies and long-term obligations [line items]
Commitments, Contingencies and Long-Term Obligations
2.
COMMITMENTS, CONTINGENCIES, AND LONG-TERM OBLIGATIONS

For a discussion of the Company’s commitments, contingencies, and long-term obligations, see Notes 15, 20, 24 and 26 of the Group’s consolidated financial statements. In connection with VHL’s IPO, the Private Placement derivative and Private Placement liability were derecognized with an offsetting amount recognized in equity.